ADVANCED SERIES TRUST

AST Capital Growth Asset Allocation Portfolio

Supplement dated November 8, 2024 to the

Summary Prospectus and Prospectus, each dated May 1, 2024, as supplemented

This supplement should be read in conjunction with the Summary Prospectus and Prospectus for the AST Capital Growth Asset Allocation Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.

A.Portfolio Manager Changes

Effective immediately, Saleem Z. Banatwala is added as a portfolio manager to the Portfolio.

To reflect the changes described above, the Prospectus and Summary Prospectus relating to the Portfolio are hereby revised as follows, effective immediately:

I.The table in the section of the Prospectus entitled “MANAGEMENT OF THE PORTFOLIOS – MANAGEMENT OF THE AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO,” will hereby be revised by adding the following information with respect to Saleem Z. Banatwala:

Investment	Subadviser	Portfolio Managers	Title	Service Date
Managers
PGIM		Saleem Z. Banatwala,	Director, Portfolio	October 2024
Investments LLC/		CFA	Manager
AST Investment
Services, Inc.

II.The following will hereby be added in the section of the Prospectus entitled “PORTFOLIO MANAGERS – AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO”:

Saleem Z. Banatwala joined PGIM Investments in February 2013 as a research analyst focused on Portfolio Construction with the Strategic Investment Research Group (SIRG). Prior to joining SIRG, Mr. Banatwala worked asan analyst for a pension consulting firm, and was responsible for the development of strategic investment policy for various foundations, endowments, and corporate pension plans. In addition to this, he conducted due diligence on various target date fund offerings for corporate defined contribution plans. Mr. Banatwala received his B.B.A. from Texas A&M University in College Station, TX. He is a CFA charter holder and a member of the CFA Society New York.

240PROSUP1

B.New Subadvisory Arrangements, Principal Investment Strategies and Management Fee Changes

On August 23, 2024, the Board of Trustees of the Trust (the Board) approved (i) replacing Massachusetts Financial Services Company (MFS) and Wellington Management Company LLP (Wellington) with Putnam Investment Management, LLC (Putnam) to serve as an additional subadviser to the Portfolio alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC, PGIM Fixed Income, and PGIM Quantitative Solutions LLC; and (ii) certain revisions to the principal investment strategies of the Portfolio to reflect the different mix of subadvisers to the Portfolio.

The Manager expects to begin the implementation of the change to the Portfolio’s principal investment strategies on or about

November 26, 2024 with final completion expected on December 9, 2024.

To reflect the changes described above, the Prospectus and Summary Prospectus relating to the Portfolio are hereby revised as follows, effective, unless otherwise noted, December 9, 2024:

I.All references and information pertaining to MFS and Wellington as it pertains to the Portfolio are hereby removed from the Summary Prospectus and Prospectus.

II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Prospectus and the “SUMMARY: AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.58%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.01%
+ Acquired Fund Fees & Expenses	0.14%
=Total Annual Portfolio Operating Expenses	0.98%
-Fee Waiver and/or Expense Reimbursement	(0.13)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.85%
Reimbursement(2)

(1)Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (after waivers and/or reimbursements) in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations occurring after the end of the most recent fiscal year.

(2)The Manager and the Distributor have contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. This arrangement may not be terminated or modified without the prior approval of the Trust's Board.

III.The following table hereby replaces the table in the “PORTFOLIO FEES AND EXPENSES – Example” section in the Summary Prospectus and the “SUMMARY: AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO – PORTFOLIO FEES AND EXPENSES – Example” section of the Prospectus:

			1 Year	3 Years	5 Years	10 Years
	AST Capital Growth Asset		$87	$299	$529	$1,190
Allocation Portfolio
IV.	The table in the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Prospectus, and the table in the “SUMMARY: AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO – MANAGEMENT OF
THE PORTFOLIO” section of the Prospectus are hereby revised to add the information set forth below:

	Investment	Subadviser		Portfolio Managers	Title	Service Date
Managers
	PGIM	Putnam				December 2024
	Investments LLC/	Investment
	AST Investment	Management,
	Services, Inc.	LLC

V.The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS

INVEST – AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO – Principal Investment Policies” is hereby revised to add the information set forth below:

Principal Investment Policies:

International Value (Putnam). Putnam invests mainly in common stocks of large and midsize companies outside the United States, with a focus on value stocks. Value stocks are those Putnam believes are currently undervalued by the market. If Putnam is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Putnam invests mainly in developed countries but may also invest in emerging markets.

Putnam may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Putnam may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. For example, Putnam typically use foreign currency forward contracts in connection with the portfolio’s investments in foreign securities in order to hedge the portfolio’s currency exposure relative to the portfolio’s benchmark index. In addition, Putnam may engage in transactions involving equity-related derivatives, such as futures, options, certain foreign currency transactions and swap contracts, although they do not represent a primary focus of the portfolio.

VI. The following paragraph is added to the section of the Prospectus entitled “HOW THE TRUST IS MANAGED

–INVESTMENT SUBADVISERS”:

Putnam Investment Management, LLC (Putnam Investments) is a Delaware Limited Liability Company formed on November 29, 2000 and based in Boston, MA. Putnam Investments is registered as an investment advisor with the SEC under the Investment Advisers Act of 1940. Putnam Investments serves as an adviser and administrator for the Putnam Funds and Putnam 529 for America.

Putnam Investments is a wholly-owned subsidiary of Putnam U.S. Holdings I, LLC, which is a wholly-owned subsidiary of Templeton Worldwide, Inc., which is a wholly-owned subsidiary of Legg Mason, Inc., which is a wholly-owned subsidiary of Franklin Resources, Inc. As of June 30, 2024, Putnam Investments managed total assets of $101.1 billion.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.